Reverse Recapitalization	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Reverse Recapitalization [Abstract]
REVERSE RECAPITALIZATION

5 - REVERSE RECAPITALIZATION

As discussed in Note 1, the Business Combination was consummated on September 13, 2024, which, for accounting and reporting purposes under GAAP, was treated as the equivalent of Private Veea issuing stock for the net assets of Plum, accompanied by an equity recapitalization of Private Veea, which was determined to fall within the scope of Accounting Standards Codification (“ASC”) 805, “Business Combinations”. Plum was treated as the acquired company, and its net assets were stated at historical cost, with no goodwill or other intangible assets recorded. The excess of the fair value of shares issued to Plum over the fair value of Plum’s identifiable net assets acquired represented compensation for the service of a stock exchange listing for its shares and was expensed as incurred.

The warrants issued at the time of Plum’s initial public offering (the “Public Warrants”), and warrants issued in connection with private placement at the time of Plum’s initial public offering (the “SPAC Private Placement Warrants”) remain outstanding and are now outstanding warrants for the Company.

Earn-out Share Liability

Following the Closing, stockholders who previously held certain capital stock of Private Veea have the contingent right to receive up to 4.5 million additional shares of the common stock, par value $0.0001 per share, of the Company (“Common Stock”) if certain trading-price based milestones of the Company’s Common Stock are achieved or a change of control transaction occurs during the ten-year period following the Closing.

Under accounting principles, the Company’s obligation to issue the earn-out shares is recorded as a contingent liability (the “Earn-out Share Liability”) in the Company’s financial statements and the initial value of the Earn-out Share Liability was recorded as a transaction cost within operating expenses in the Company’s financial statements for the year ended December 31, 2024. For each subsequent reporting period, changes in the fair value of the Earn-Out Share Liability are reported in the Company’s financial statements.

4 - REVERSE RECAPITALIZATION

As discussed in Note 1, “Organization and Business Operations”, the Business Combination was consummated on September 13, 2024, which, for accounting purposes, was treated as the equivalent of Private Veea issuing stock for the net assets of Plum, accompanied by an equity recapitalization of Private Veea. Under this method of accounting, Plum was treated as the acquired company for financial accounting and reporting purposes under GAAP. This determination was primarily based on the assumption that:

●	Private Veea’s current shareholders will hold a majority of the voting power of New Plum (“New Plum”) post Business Combination

●	effective upon the Business Combination, the post-combination Board will consist of seven (7) directors, including five (5) directors designated by Private Veea, one (1) director designated by Plum and one (1) director mutually agreed upon by Plum and Private Veea;

●	Private Veea’s operations will substantially comprise the ongoing operations of New Plum; and

●	Private Veea’s senior management will comprise the senior management of New Plum.

Another determining factor was that Plum does not meet the definition of a “business” pursuant to ASC 805-10-55, Business Combinations  (“ASC 805”), and thus, for accounting purposes, the Business Combination will be accounted for as a reverse recapitalization, within the scope of ASC 805. The net assets of Plum will be stated at historical cost, with no goodwill or other intangible assets recorded. Any excess of the fair value of shares issued to Plum over the fair value of Plum’s identifiable net assets acquired represents compensation for the service of a stock exchange listing for its shares and is expensed as incurred.

Transaction Proceeds

Upon closing of the Business Combination, the Company received net proceeds of $1.1 million from the Business Combination, offset by total transaction costs of $5.3 million. The following table reconciles the elements of the Business Combination to the consolidated statements of cash flows and the consolidated statement of changes in stockholders’ equity (deficit) for the year ended December 31, 2024:

Cash-trust and cash, net of redemptions	$6,448,862
Less: transaction costs and professional fees, paid	(5,345,222)
Net proceeds from the Business Combination	1,103,640
Less: private placement warrant liabilities	(1,041,119)
Less: related party notes	(2,205,497)
Less: accrued expenses	(3,079,281)
Less: deferred payables	(1,749,723)
Add: prepaid expenses	70,382
Reverse recapitalization, net	$(6,901,598)

The number of shares of common stock issued immediately following the consummation of the Business Combination were:

Plum Class A common stock, outstanding prior to the Business Combination	3,255,593
Less: Redemption of Plum Class A common stock	(2,652,516)
Class A common stock of Plum	603,077
Plum Class A common stock, outstanding prior the Business Combination	6,102,562
Business Combination shares	6,705,639
Veea Shares	22,133,644
Issuance of new financing shares	2,000,000
Conversion of debt for Common Stock	3,147,970
Conversion of Sponsor Notes for Common Stock	817,453
Common Stock issued for services	857,052
Common Stock immediately after the Business Combination	35,661,757

The number of Veea shares was determined as follows:

	Private Veea Shares	Veea Shares after conversion ratio
Private Veea Series A-2 Preferred Stock	19,670,118	4,799,511
Private Veea Series A-1 Preferred Stock	41,179,790	8,078,761
Private Veea Series A Preferred Stock	35,920,813	7,047,041
Private Veea Common Stock	7,398,303	1,451,419
Private Veea Common Stock Warrants	3,858,202	756,912
Total	108,027,226	22,133,644

Public and private placement warrants

The 6,384,326 Public Warrants issued at the time of Plum’s initial public offering, and 6,256,218 warrants issued in connection with private placement at the time of Plum’s initial public offering (the “Private Placement Warrants”) remained outstanding and became warrants for the Company.

Earn-out Share Liability

Following the closing of the Business Combination, holders of certain capital stock of Private Veea immediately prior to the closing will have the contingent right to receive up to 4.5 million additional shares of the Company’s common stock if certain trading-price based milestones of the Company’s common stock are achieved or a change of control transaction occurs during the ten-year period following the Closing.

Under accounting principles, the Company’s obligation to issue the earnout shares is recorded as a contingent liability (the “Earn-out Share Liability”) in the Company’s financial statements and the initial value of the Earn-out Share Lability is recorded as a transaction cost within operating expense in the Company’s financial statements. For each subsequent reporting period, changes in the fair value of the Earn-out Share Liability will be reported in the Company’s financial statements.

Veea Transaction related expenses

The below table represents the amount of Veea Inc. related transaction expenses included in operating expenses for the year ended December 31, 2024:

December 31, 2024
Legal expenses	$1,000,000
Professional fees	413,544
Listing fee - NASDAQ	25,000
Total	$1,438,544